Stock-Based Incentive Plan (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Vest ratably over two years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock awards, granted	1,500
Vest ratably over three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock awards, granted	168,989
Vest In Four Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock awards, granted	6,000
Vest after one year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock awards, granted	1,544,382
Vest After Three Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock awards, granted	380,834
Vest after two years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock awards, granted	2,603
Vest After One Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock awards, granted	38,590
Vest Two Thirds After Two Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock awards, granted	1,286
Performance awards | Vest ratably over two years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	2 years 0 months 0 days
Performance awards | Vest ratably over three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	3 years 0 months 0 days
Performance awards | Vest In Four Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	4 years 0 months 0 days
Performance awards | Vest after one year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	5 years 0 months 0 days
Performance awards | Vest After Three Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	3 years 0 months 0 days
Performance awards | Vest after two years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	2 years 0 months 0 days
Performance awards | Vest After One Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	1 year 0 months 0 days
Performance awards | Vest Two Thirds After Two Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	2 years 0 months 0 days
Long Term Incentive Plan 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for issuance to employees	55,300,000
Total unrecognized compensation expense, net of estimated forfeitures	$ 132.1
Weighted-average period over which total unrecognized compensation expense expected to be recognized (years)	2 years 10 months 30 days
Intrinsic value of stock-based awards exercised and restricted stock units converted	162.2	96.5
Long Term Incentive Plan 2003 | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award expiration period, in years	10 years
Average remaining contractual term for options outstanding, in years	7 years 0 months 15 days
Average remaining contractual term for options vested and expected to vest, in years	6 years 12 months 0 days
Average remaining contractual term for options exercisable, in years	5 years 2 months 5 days
Aggregate intrinsic value for options outstanding	375.4
Aggregate intrinsic value for options vested and expected to vest	361.2
Aggregate intrinsic value for options exercisable	$ 275.2
Long Term Incentive Plan 2003 | Minimum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	3 years
Long Term Incentive Plan 2003 | Maximum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	4 years
2014 Program | Stock appreciation rights and performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	5 years
2014 Program | Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted under 2015 program	4,400,000